Transition to IFRS (Details) - Schedule of reconciliation of equity - USD ($)	Mar. 31, 2022	Mar. 31, 2021
GAAP [Member]
Current assets
Short-term investments	$ 5,587,984	$ 5,073,548
Short-term investments – related party	3,378,706	3,959,831
Non-current assets
Right of use assets	63,343	49,104
Current liabilities
Accounts payable	14,337	22,144
Accrued liabilities and other current liabilities	313,363	334,996
Related party payable	403,690	688,371
Right of use liabilities	63,343	29,739
Right of use liabilities – non-current portion		9,913
Stockholders’ Equity
Accumulated other comprehensive income	(753,022)	(5,901,107)
Reclassifications [Member]
Current assets
Short-term investments	(5,587,984)	(5,073,548)
Short-term investments – related party	(3,378,706)	(3,959,831)
Loan receivables	8,966,690	9,033,379
Current liabilities
Accounts payable	(14,337)	(22,144)
Accrued liabilities and other current liabilities	(313,363)	(334,996)
Related party payable	(403,690)	(688,371)
Accounts and other payables	731,390	1,045,511
IFRS [Member]
Current assets
Loan receivables	8,966,690	9,033,379
Non-current assets
Right of use assets	60,944	46,298
Current liabilities
Accounts and other payables	731,390	1,045,511
Right of use liabilities	63,526	28,316
Right of use liabilities – non-current portion		9,837
Stockholders’ Equity
Accumulated other comprehensive income	(755,604)	(5,902,414)
Differences in recognition and measurement [Member]
Non-current assets
Right of use assets	(2,399)	(2,806)
Current liabilities
Right of use liabilities	183	(1,423)
Right of use liabilities – non-current portion		(76)
Stockholders’ Equity
Accumulated other comprehensive income	$ (2,582)	$ (1,307)